Non-current assets held for sale (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets Not For Own Use [Abstract]
Real estate	R$ 1,250,380	R$ 1,262,126
Vehicles and related	262,774	308,357
Machinery and equipment	2,037	5,529
Other	5,782	2,954
Total	R$ 1,520,973	R$ 1,578,966